Commitments, Contingencies, and Concentrations	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Commitments, Contingencies, and Concentrations [Abstract]
Commitments, Contingencies, and Concentrations

Note 10 - Commitments, Contingencies, and Concentrations

Contingencies

Certain conditions may exist as of the date the unaudited condensed consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

On September 4, 2019, the Company recorded a pre-acquisition liability for approximately $591,000 relative to unpaid payroll tax liabilities and associated penalties and fees of Concepts and Solutions. The liability is included in the note payable to seller of $1,030,079 at March 31, 2023 and June 30, 2022 (Note 6).

Concentrations

Galaxy contracts the manufacture of its products with domestic and overseas suppliers. The Company's sales could be adversely impacted by a supplier's inability to provide Galaxy with an adequate supply of inventory. Galaxy has one vendor that accounted for approximately 87% of purchases for the three months ended March 31, 2023. Galaxy had one vendor that accounted for approximately 36% of purchases for the three months ended March 31, 2022.

Galaxy has two customers that accounted for approximately 57% of accounts receivable at March 31, 2023 and two customers that accounted for approximately 80% of accounts receivable at June 30, 2022. Galaxy has two customers that accounted for 54% for the three months ended March 31, 2023.  Galaxy has three customers that accounted for approximately 78% and  two customers that accounted for approximately 55% of total revenue for the Nine Months ended March 31, 2023 and 2022, respectively.

Note 10 – Commitments, Contingencies, and Concentrations

Contingencies

Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

On September 4, 2019, the Company recorded a pre-acquisition liability for approximately $591,000 relative to unpaid payroll tax liabilities and associated penalties and fees of Concepts and Solutions. The liability is included in the note payable to seller of $1,030,079 at June 30, 2022 and 2021 (Note 6).

Concentrations

Galaxy contracts the manufacture of its products with overseas suppliers. The Company's sales could be adversely impacted by a supplier's inability to provide Galaxy with an adequate supply of inventory. Galaxy has three vendors that accounted for approximately 83% of purchases and three vendors that accounted for approximately 75% of purchases as of June 30, 2022 and 2021, respectively.

Galaxy has two customers that accounted for approximately 77% of accounts receivable at June 30, 2022 and two customers that accounted for approximately 73% of accounts receivable at June 30, 2021. Galaxy has three customers that accounted for approximately 66% and two customers that accounted for approximately 50% of total revenue for the years ended June 30, 2022 and 2021, respectively.